REVENUE AND ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE AND ACCOUNTS RECEIVABLE

NOTE C – REVENUE AND ACCOUNTS RECEIVABLE

The Company recognizes revenue in accordance with its accounting policy. The Company invoices customers and recognizes accounts receivable in an amount equivalent to which it has an unconditional right and expects to receive aligned with the agreement with the customer. The Company has contracted payment terms with its customer of net 15 days. The Company recognized revenue from performance obligations satisfied as of a point in time and over time as disaggregated in the table below.

Timing of Revenue Recognition

Disaggregation of Revenue
	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Point in Time	$69,988	$111,557	$366,773	$444,322
Over Time	8,011	68	25,602	68

	$77,999	$111,625	$392,375	$444,390

Due to the Company billing service agreements in advance and recognizing revenue for service agreements over time as more fully described in its accounting policy the Company carries a contract liability balance proportional to the time remaining on each customer agreement. The Company issues invoices to customers for completed work as performance obligations satisfied as of a point in time are fulfilled and does not carry a contract asset balance for these performance obligations.

Contract Assets and Liabilities

Contract Assets and Liabilities
	September 30,	December 31,
	2021	2020
Contract Liability	$(8,737)	$(25,905)
	$(8,737)	$(25,905)

The Company’s contracts for support services are typically for terms of one year or less. The aggregate amount of contract performance obligation as of September 30, 2021 and December 31, 2020 that the Company expects to recognize over the next year is $8,737 and $25,905, respectively.

The Company is under no obligation and is not in the practice of providing customers with returns, rebates, discounts, or refunds and has not in an amount material to the financial statements. The Company, accordingly, does not recognize these obligations at the time of revenue recognition. The Company may receive consideration from customers who enter into support agreements in the future for incremental services provided to such customers. Those services are delivered as of a point in time when the customer requests the service. Future consideration as described is excluded from the transaction price calculated for support agreement performance obligations.

The Company has applied the practical expedient that permits the Company to recognize revenue without regard to significant financing components based on the Company’s expectations about the transfer of services and the receipt of payment from customers. The effect of this practical expedient is not material to the Company’s financial statements.